Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Changes in Equity
Taxes on actuarial gain on employee retirement benefit plans	$ 264	$ 277